REVENUES (Schedule of Significant Changes in Deferred Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues [Abstract]
Balance, beginning of the period	$ 12,659	$ 10,987
New performance obligations	6,458	6,329
Reclassification to revenue as a result of satisfying performance obligations	(4,229)	(4,657)
Balance, end of the period	14,888	12,659
Less: long-term portion of deferred revenue	11,545	9,275
Current portion, end of period	$ 3,343	$ 3,384